Hedge accounting - Summary of detailed information about hedging instruments (Detail) pure in Thousands, R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about hedging instruments [line items]
Hedged item, Book value of assets	R$ 228,563	R$ 186,412	R$ 147,179	R$ 100,323
Hedged item, Book value of liabilities	0	0	0	0
Hedged item, Variation in value recognized in Other comprehensive income	R$ 52,428	R$ 5,946	R$ 18,645	R$ 2,034
Hedge instrument, Nominal amount	385,484	248,896	225,901	145,552
Hedge instrument, Variation in the amounts used to calculate hedge ineffectiveness	R$ (56,496)	R$ (7,133)	R$ (17,495)	R$ (2,386)
Hedge of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged item, Book value of assets	228,563	186,412	147,179	100,323
Hedged item, Book value of liabilities	0	0	0	0
Hedged item, Variation in value recognized in Other comprehensive income	R$ 52,428	R$ 5,946	R$ 18,645	R$ 2,034
Hedge instrument, Nominal amount	385,484	248,896	225,901	145,552
Hedge instrument, Variation in the amounts used to calculate hedge ineffectiveness	R$ (56,496)	R$ (7,133)	R$ (17,495)	R$ (2,386)